Changes in Capital Accounts, Series A and Series B Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 03, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 18, 2022	Jun. 01, 2022
Registered Direct Offering [Abstract]
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Number of shares of common stock that can be purchased with each warrant (in shares)					1	1
Net proceeds from issuance of equity		$ 0	$ 0	$ 11,438
Fair value of warrants' liability		30	27
Proceeds from exercise of Series B warrants		0	158	330
Changes in fair value of warrants' liability		(4)	6	$ 561
Series A Warrants [Member]
Registered Direct Offering [Abstract]
Fair value of warrants' liability		$ 30	$ 27
Alternative cashless exercise of Series A warrants (Note 9) (in shares)				3,597,100
Warrants outstanding (in shares)		14,300	14,300
Series B Warrants [Member]
Registered Direct Offering [Abstract]
Alternative cashless exercise of Series A warrants (Note 9) (in shares)			70,000
Proceeds from exercise of Series B warrants			$ 157
Warrants outstanding (in shares)		4,097,000	4,097,000
Registered Direct Offering [Member]
Registered Direct Offering [Abstract]
Shares issued (in shares)	5,556,000
Common stock, par value (in dollars per share)	$ 0.01
Number of shares of common stock that can be purchased with each warrant (in shares)	1
Exercise price of warrant (in dollars per share)	$ 2.25
Expiration period of warrant		5 years
Waiting period for warrants to become exchangeable		30 days
Threshold cumulative trading volume (in shares)	15,000,000
Net proceeds from issuance of equity	$ 11,438
Issuance costs	$ 340
Registered Direct Offering [Member] | Series A Warrants [Member]
Registered Direct Offering [Abstract]
Number of shares of common stock that can be purchased with warrants (in shares)	3,611,400
Fair value of warrants' liability per share (in dollars per share)	$ 1.11
Fair value of warrants' liability	$ 4,009
Registered Direct Offering [Member] | Series B Warrants [Member]
Registered Direct Offering [Abstract]
Number of shares of common stock that can be purchased with warrants (in shares)	4,167,000
Gross proceeds from issuance of equity	$ 8,492
Net proceeds from issuance of equity	$ 7,769